Other current and non-current liabilities - Additional information (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade Payable And Other Current Liabilities [Line Items]
Other non-current liabilities	€ 1,032
Decrease in other current liabilities	1,700	€ (1,300)
Decrease in other miscellaneous liabilities		(3,000)
Increase in VAT payable	1,400	€ 1,200
Licensing and collaboration agreement with CTTQ
Trade Payable And Other Current Liabilities [Line Items]
Other non-current liabilities	€ 1,000
Provision For Tax Audit For The Years Ended December 31, 2016 And December 31, 2017 [Member]
Trade Payable And Other Current Liabilities [Line Items]
Payroll taxes payable			€ 1,200
Provision For CIR Related To Tax Audit For Years 2013 To 2015 [Member]
Trade Payable And Other Current Liabilities [Line Items]
Payroll taxes payable			€ 1,600